Earnings per share - Summary of Weighted Average Shares and Adjusted Weighted Average Shares (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Weighted average number of ordinary shares used in the calculation of basic earnings per share (in shares)	180,296,588	171,047,400
Dilutive impact of share options (in shares)	1,008,339	1,369,750
Dilutive impact of restricted share units (in shares)	246,560	1,732,614
Dilutive impact of performance share units and restricted share units with performance criteria (in shares)	213,420	1,081,116
Weighted average number of ordinary shares used in the calculation of diluted earnings per share (in shares)	181,764,907	175,230,880